Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aggressive Strategy Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment objective of the Aggressive Strategy Fund (the “Fund”) is long-term growth of capital.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 70 of this prospectus and in the Fund's Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 85.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 116% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	116.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 70 of this prospectus and in the Fund's Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 85.

Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following expenses if you did not redeem your shares:
Expense Example, Closing	rr_ExpenseExampleClosingTextBlock	The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds,” meaning that it seeks to achieve its investment objective by investing primarily in underlying funds. The underlying funds may include mutual funds managed by HSBC Global Asset Management (USA) Inc., the Fund's investment adviser (the “Adviser”), and mutual funds and exchange traded funds (“ETFs”) managed by investment advisers that are not associated with the Adviser (collectively, “Underlying Funds”). The Fund may invest in both actively-managed and passively-managed Underlying Funds to implement the Adviser's investment views. The Fund may also purchase or hold exchange traded notes (“ETNs”), which are debt securities issued by financial institutions that pay returns based on the performance of a market index or other reference asset.

The Adviser uses a “tactical” or an active asset allocation strategy. This means that the Adviser, at its discretion, may change the Fund's target asset allocation periodically. The Adviser considers a number of factors and inputs when determining the Fund's target asset allocation and whether to change an allocation and reallocate investments. These include qualitative and quantitative inputs based on market trends, the Adviser's outlook for companies with a given market capitalization, and its outlook for asset classes, sectors within asset classes, and such sectors' performance in various market conditions.

The Adviser anticipates maintaining each element (i.e., asset class or sector within an asset class) of the Fund's targeted allocation within a target investment range, and has implemented a “neutral” target allocation for the Fund. The neutral target allocation represents the approximate allocation among asset classes that the Adviser believes would be appropriate for the Fund given its investment objective and target level of risk. The Adviser believes that the Fund's actual allocation will typically vary (within the investment ranges listed in the table below) from the neutral target allocation. The Adviser will review the neutral target allocation quarterly and may revise the neutral target allocation.

The Adviser also believes that the Fund's actual allocation may vary from its target allocation as a result of the disparate impact that market conditions may have on different elements of the Fund's target allocation. The Adviser anticipates that the Fund will rebalance its investments periodically to bring its actual investment allocation in line with its current target allocation if one or more elements of its actual asset allocation varies from the target allocation beyond the tolerance level set for the element by the Adviser.

Compared to the other Funds included in this prospectus, the Fund is viewed as having the greatest potential for long-term investment returns, as well as the most investment risk.

This table shows how the Adviser expects to allocate the Fund's investments among asset classes and the sectors that make up each asset class as of February 27, 2015.

	Investment Range	Neutral Target Allocation
Asset Class (and Sector)	(Approximate Percentage of the Fund's Assets)
Underlying Equity Funds	50-100%	94%
U.S. Equity
International Equity
Emerging Markets Equity
Underlying Fixed Income Funds	0-50%	0%
Government Bonds
Investment Grade Corporates
High Yield Fixed Income
International Fixed Income
Emerging Markets Fixed Income
Other Underlying Funds and Investments	0-20%	5%
Real Estate Funds
HSBC Prime Money Market Fund	0-20%	1%

The Adviser selects Underlying Funds and ETNs for investment using a process involving quantitative inputs and qualitative factors designed to determine how well the Underlying Fund or ETN represents its asset class. The Adviser will redeem or sell the Fund's investment in an Underlying Fund or ETN if the Adviser determines that there is a better alternative selection. The Underlying Funds' investments may include U.S. and foreign equity securities (including emerging market securities), real estate investment trusts (“REITs”) and investment grade and lower quality corporate and governmental fixed income securities. The Underlying Funds also may invest in financial instruments such as swaps and other derivatives to gain exposure to a particular group of securities, an index or an asset class (such as commodities), or to hedge a position. The percentage weightings are targets that may be adjusted in the Adviser's discretion.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. The Fund has the following principal investment risks (for simplicity, this prospectus may use the term “Fund,” as applicable, to include the Underlying Funds):

•

Allocation Risk: The Fund's ability to achieve its investment goal depends upon the Adviser's skill in determining the Fund's target asset and sector allocations and selecting Underlying Funds. The Adviser's target asset and sector allocations and changes in such allocations may cause the Fund to underperform other similar funds or cause you to lose money. Moreover, the Fund may not achieve its target asset and sector allocations.

•

Underlying Fund Selection Risk: The risk that the Fund may invest in Underlying Funds that underperform other similar funds or the markets more generally, due to poor investment decisions by the investment adviser(s) for the Underlying Funds or otherwise. Underlying Funds also have their own expenses, which the Fund bears in addition to its own expenses.

•

Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company's financial condition or overall market and economic conditions. As a result, the value of equity securities may fluctuate drastically from day to day. The risks of investing in equity securities also include:

•

Style Risk: The risk that use of a growth or value investing style may fall out of favor in the marketplace for various periods of time. Growth stock prices reflect projections of future earnings or revenues and may decline dramatically if the company fails to meet those projections. A value stock may not increase in price as anticipated if other investors fail to recognize the company's value.

•

Capitalization Risk: Stocks of large capitalization companies may be volatile in the event of earnings disappointments or other financial developments. Medium and smaller capitalization companies may involve greater risks due to limited product lines and market and financial or managerial resources. Stocks of these companies may also be more volatile, less liquid and subject to the potential for greater declines in stock prices in response to selling pressure. Stocks of smaller capitalization companies generally have more risk than medium capitalization companies.

•	Issuer Risk: An issuer's earnings prospects and overall financial position may deteriorate, causing a decline in the Fund's net asset value.
•	Debt Instruments Risk: The risks of investing in debt instruments include:
•

High-Yield Securities (“Junk Bond”) Risk: Investments in high-yield securities (commonly referred to as “junk bonds”) are often considered speculative investments and have significantly higher credit risk than investment-grade securities and tend to be less marketable (i.e., less liquid) than higher rated securities. The prices of high-yield securities, which may be more volatile than higher rated securities of similar maturity, may be more vulnerable to adverse market, economic, social or political conditions.

•

Interest Rate Risk: Fluctuations in interest rates may affect the yield, liquidity and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments may fall. The risks associated with rising interest rates are heightened given that interest rates are at, or near, historic lows, but are expected to increase in the foreseeable future, with unpredictable effects on the markets and the Fund's investments.

•

Credit Risk: The Fund could lose money if an issuer or guarantor of a debt instrument is unable or unwilling to make are or perceived to be unable or unwilling to make timely payments of interest or principal or enters bankruptcy. This risk is greater for lower-quality bonds than for bonds that are investment grade.

•

Inventory Risk: The market-making capacity in debt markets has declined as a result of reduced broker-dealer inventories relative to fund assets, reduced broker-dealer proprietary trading activity and increased regulatory capital requirements for financial institutions such as banks. Because market makers provide stability to a market through their intermediary services, a significant reduction in dealer market-making capacity has the potential to decrease liquidity and increase volatility in the debt markets.

•

Prepayment Risk: During periods of falling interest rates, borrowers may pay off their debt sooner than expected, forcing an Underlying Fund to reinvest the principal proceeds at lower interest rates, resulting in less income.

•

Extension Risk: The risk that during periods of rising interest rates, borrowers pay off their debt later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates, increasing the Fund's sensitivity to changes in interest rates and resulting in less income than potentially available.

•

Market Risk: The value of the Fund's investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund's investments in a different country or geographic region.

•

Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities, and are subject to additional risks, including international trade, social, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed or efficient trading markets; the imposition of exchange controls, confiscations and other government restrictions (e.g., sanctions) by the United States or other countries; and different corporate disclosure and governance standards.

•

Emerging Markets Risk: The Fund's investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: greater market volatility and illiquidity, lower trading volume, delays in trading or settling portfolio securities transactions; currency and capital controls or other government restrictions or intervention, such as economic sanctions, expropriation and nationalization; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and higher levels of inflation, deflation or currency devaluation. The prices of securities in emerging markets can fluctuate more significantly than the prices of securities in more developed countries. The less developed the country, the greater effect such risks may have on an investment.

•

Derivatives Risk: The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could increase the volatility of the Fund's net asset value per share and cause you to lose money. Risks associated with derivatives include the risk that the derivative is not well correlated with the index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions; and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund's exposure to the market and magnify potential losses, particularly when derivatives are used to enhance return rather than offset risk. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

•

Leverage Risk: Leverage created by investments such as derivatives can diminish the Fund's performance and increase the volatility of the Fund's net asset value. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities.

•

Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund's performance. The Fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies; however, if such hedging techniques are employed, there is no assurance that they will be successful.

•	Index Fund Risk: The performance of an Underlying Fund that is an index fund may not correspond to its benchmark index for any period of time and may underperform the overall stock market.
•

Swap Risk: The use of swap agreements, which are agreements to exchange the return generated by one instrument for the return generated by another instrument (or index), and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations, causing the Fund's value to decrease. Swap agreements may also be considered illiquid.

•

Real Estate Risk: A portion of the assets of the Fund is allocated to Underlying Funds that invest primarily in real estate related investments such as REITs. These investments will expose the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, overbuilding, decreases in real estate values, regulatory limitations on rents, property taxes and operating expenses. In addition, such investments may have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. REITs are heavily dependent upon their management team and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

•

Exchange Traded Fund Risk: The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund's investments. ETFs also have management fees that increase their costs versus owning the underlying securities directly.

•

Exchange Traded Note Risk: Investments in ETNs involve certain risks, including the credit risk of the issuer of the ETNs, the risks of the underlying reference index or asset, and the risk that an ETN may become illiquid in the event that trading is halted for the ETN or that the price at which the ETN trades may not reflect the returns of the reference index or asset. ETNs also have expenses, like Underlying Funds.

•

Quantitative Inputs Risk: The Adviser's use of quantitative inputs to analyze portfolios and make fund investment decisions creates specific risks. Notably, quantitative inputs can be based on errors or incorrect assumptions that lead to investment losses.

An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

More information about the risks of an investment in the Fund is provided in the “Additional Information About the World Selection Funds' Investment Strategies and Risks” section of this prospectus.

Risk, Lose Money	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund's year-to-year performance and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Performance reflects the historical performance of the Fund during periods when the Fund employed a different asset allocation model and strategy than the Fund currently employs. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund's annual returns for Class A Shares and how performance has varied from year to year. The returns for Class B Shares and Class C Shares will be lower than the Class A Shares' returns shown in the bar chart because the expenses of the classes differ.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund's year-to-year performance and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.

Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns as of 12/31 for Class A Shares (Excluding sales charges, which if included, would cause returns to be lower.)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:	Q3	2009	18.39%
Worst Quarter:	Q4	2008	-23.14%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.14%)
Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown in the table below are for Class A Shares of the Fund and after-tax returns for Class B and Class C Shares may vary.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class A Shares of the Fund and after-tax returns for Class B and Class C Shares may vary. The table further compares the Fund's performance over time to that of the Standard & Poor's 500 Index, a broad-based securities index, the Morgan Stanley Capital International Europe Australasia and Far East Index (“MSCI EAFE Index”), the Barclays Capital U.S. Aggregate Bond Index, the BofA Merrill Lynch U.S. High Yield Master II Index and the Citigroup U.S. Domestic 3-Month T-Bill.

Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.92%
Total Other Expenses	rr_OtherExpensesOverAssets	1.17%
Reduction of Management Fee Due to Contractual Limits	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%	[1]
1 Year	rr_ExpenseExampleYear01	659
3 Years	rr_ExpenseExampleYear03	994
5 Years	rr_ExpenseExampleYear05	1,352
10 Years	rr_ExpenseExampleYear10	2,357
Annual Return 2006	rr_AnnualReturn2006	16.21%
Annual Return 2007	rr_AnnualReturn2007	14.34%
Annual Return 2008	rr_AnnualReturn2008	(41.86%)
Annual Return 2009	rr_AnnualReturn2009	35.63%
Annual Return 2010	rr_AnnualReturn2010	15.12%
Annual Return 2011	rr_AnnualReturn2011	(8.24%)
Annual Return 2012	rr_AnnualReturn2012	15.09%
Annual Return 2013	rr_AnnualReturn2013	22.18%
Annual Return 2014	rr_AnnualReturn2014	2.34%
1 Year	rr_AverageAnnualReturnYear01	(2.77%)	[2]
5 Years	rr_AverageAnnualReturnYear05	7.63%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	5.56%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 14, 2005
Class A Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.38%)	[2]
5 Years	rr_AverageAnnualReturnYear05	5.73%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	4.51%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 14, 2005
Class A Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.45%	[2]
5 Years	rr_AverageAnnualReturnYear05	5.85%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	4.41%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 14, 2005
Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.92%
Total Other Expenses	rr_OtherExpensesOverAssets	1.17%
Reduction of Management Fee Due to Contractual Limits	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.40%	[1]
1 Year	rr_ExpenseExampleYear01	643
3 Years	rr_ExpenseExampleYear03	948
5 Years	rr_ExpenseExampleYear05	1,280
10 Years	rr_ExpenseExampleYear10	2,380
1 Year	rr_ExpenseExampleNoRedemptionYear01	243
3 Years	rr_ExpenseExampleNoRedemptionYear03	748
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,280
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,380
1 Year	rr_AverageAnnualReturnYear01	(1.47%)	[2]
5 Years	rr_AverageAnnualReturnYear05	7.93%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	5.65%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 09, 2005
Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.92%
Total Other Expenses	rr_OtherExpensesOverAssets	1.17%
Reduction of Management Fee Due to Contractual Limits	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.40%	[1]
1 Year	rr_ExpenseExampleYear01	343
3 Years	rr_ExpenseExampleYear03	748
5 Years	rr_ExpenseExampleYear05	1,280
10 Years	rr_ExpenseExampleYear10	2,300
1 Year	rr_ExpenseExampleNoRedemptionYear01	243
3 Years	rr_ExpenseExampleNoRedemptionYear03	748
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,280
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,300
1 Year	rr_AverageAnnualReturnYear01	0.82%	[2]
5 Years	rr_AverageAnnualReturnYear05	7.92%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	5.90%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 09, 2005
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.69%	[2]
5 Years	rr_AverageAnnualReturnYear05	15.45%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	7.83%	[2],[3]
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.48%)	[2]
5 Years	rr_AverageAnnualReturnYear05	5.81%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	5.14%	[2],[3]
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.97%	[2]
5 Years	rr_AverageAnnualReturnYear05	4.45%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	4.64%	[2],[3]
BofA Merrill Lynch U.S. High Yield Master II Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.50%	[2]
5 Years	rr_AverageAnnualReturnYear05	8.88%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	7.60%	[2],[3]
Citigroup U.S. Domestic 3-Month T-Bill (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.03%	[2]
5 Years	rr_AverageAnnualReturnYear05	0.07%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	1.46%	[2],[3]

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	The Fund implemented its current investment strategy effective January 19, 2010. The performance of the Fund for periods prior to January 19, 2010 is not representative of the Fund's current investment strategy. During the years ended December 31, 2008, 2009, 2010 and 2011 certain Underlying Funds received payments in respect of a class action settlement which had the result of increasing their total returns. By virtue of the Fund's investments in these Underlying Funds, the total return for the years ended December 31, 2008, 2009, 2010 and 2011 was higher than it would have been had these Underlying Funds not received the payment.
[3]	Since February 9, 2005.